SEGMENT INFORMATION - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Depreciation and amortization	$ 7,134	$ 5,500	$ 4,976
Non-current assets	78,495	75,333
Europe
SEGMENT INFORMATION
Depreciation and amortization	2,654	2,765	2,906
Non-current assets	27,555	27,697
Israel
SEGMENT INFORMATION
Depreciation and amortization	4,470	2,735	2,039
Non-current assets	40,056	45,376
ROW
SEGMENT INFORMATION
Depreciation and amortization	10		$ 31
Non-current assets	1,731
ROW | Unallocated
SEGMENT INFORMATION
Non-current assets	$ 3,313	$ 2,260